Other Accounts Payable And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Accounts Payable And Accrued Expenses [Abstract]
Schedule Of Other Accounts Payable And Accrued Expenses
	December 31,
	2013	2014

Employees and payroll accruals	$13,085	$11,392
Provision for warranty costs	2,984	2,851
Government authorities	4,609	3,602
Accrued expenses	20,312	16,337
Other accounts payables	4,536	3,066

	$45,526	$37,248